STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Convertible preferred shares (Temporary equity) [Member]	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2019	$ 6,621	$ 5	$ 180	$ (12,428)	$ (12,243)
Balance, shares (in Shares) at Dec. 31, 2019	2,954,267	576,556
Conversion of preferred shares into ordinary shares	$ (6,621)	$ 26	6,595	0	6,621
Conversion of preferred shares into ordinary shares (in Shares)	(2,954,267)	2,954,267
Conversion of convertible notes into ordinary shares	$ 0	$ 25	7,135	0	7,160
Conversion of convertible notes into ordinary shares (in Shares)	0	2,727,214
Share issuance under Initial Public Offering, net	$ 0	$ 22	17,288	0	17,310
Share issuance under Initial Public Offering, net (in Shares)	0	2,500,000
Equity classification of a derivative warrant liability (Note 6(b))		$ 0	1,552	0	1,552
Share-based compensation to employees	$ 0	$ 0	38	0	38
Share-based compensation to employees, shares ( in Shares)	0	0
Share-based compensation to service providers	$ 0	$ 0	202	0	202
Share-based compensation to service providers, shares	0	0
Operating lease provided by controlling shareholder	$ 0	$ 0	33	0	33
Net loss and comprehensive loss	0	0	0	(4,053)	(4,053)
Balance at Dec. 31, 2020	$ 0	$ 78	33,023	(16,481)	16,620
Balance, shares (in Shares) at Dec. 31, 2020	0	8,758,037
Share-based compensation to employees and directors		$ 0	812	0	812
Share-based compensation to employees and directors (in shares)		0
Share-based compensation to service providers		$ 0	412	0	412
Share-based compensation to service providers, shares		0
Shares and warrants issuance - Private Investment in Public Equity ("PIPE"), net		$ 12	5,542	0	5,554
Shares and warrants issuance - Private Investment in Public Equity ("PIPE"), net (in shares)		1,304,346
Exercise of warrants		$ 4	1,926	0	1,930
Exercise of warrants (in shares)		419,673
Net loss and comprehensive loss		$ 0	0	(7,246)	(7,246)
Balance at Dec. 31, 2021		$ 94	41,715	(23,727)	18,082
Balance, shares (in Shares) at Dec. 31, 2021		10,482,056
Share-based compensation to employees and directors		$ 0	1,389	0	1,389
Share-based compensation to employees and directors (in shares)		0
Share-based compensation to service providers		$ 0	342	0	342
Share-based compensation to service providers, shares		0
Share issuance to service providers		$ 0	0	0
Share issuance to service providers (shares)		152,110
Net loss and comprehensive loss		$ 0	0	(8,792)	(8,792)
Balance at Dec. 31, 2022		$ 94	$ 43,446	$ (32,519)	$ 11,021
Balance, shares (in Shares) at Dec. 31, 2022		10,634,166